Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000004025
Shareholder Report [Line Items]
Fund Name	BlackRock Wealth Liquid Environmentally Aware Fund
Class Name	Institutional Shares
Trading Symbol	PNIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 3,882,919,867
Holdings Count | Holding	165
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,882,919,867
Number of Portfolio Holdings...
165
Current seven-day yields as of September 30, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
   7-Day SEC Yield...
4.89%
   7-Day Yield...
4.89%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Net Assets
Commercial Paper...
38.4%
Repurchase Agreements...
33.8
Certificates of Deposit...
13.6
Time Deposits...
9.1
U.S. Treasury Obligations...
1.1
Municipal Bonds...
0.4
Corporate Bonds...
0.1
Other Assets Less Liabilities...
3.5

C000004027
Shareholder Report [Line Items]
Fund Name	BlackRock Wealth Liquid Environmentally Aware Fund
Class Name	Investor A Shares
Trading Symbol	PINXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 3,882,919,867
Holdings Count | Holding	165
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,882,919,867
Number of Portfolio Holdings...
165
Current seven-day yields as of September 30, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
   7-Day SEC Yield...
4.61%
   7-Day Yield...
4.61%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Net Assets
Commercial Paper...
38.4%
Repurchase Agreements...
33.8
Certificates of Deposit...
13.6
Time Deposits...
9.1
U.S. Treasury Obligations...
1.1
Municipal Bonds...
0.4
Corporate Bonds...
0.1
Other Assets Less Liabilities...
3.5

C000004029
Shareholder Report [Line Items]
Fund Name	BlackRock Wealth Liquid Environmentally Aware Fund
Class Name	Investor C Shares
Trading Symbol	BMCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$66	1.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%
AssetsNet	$ 3,882,919,867
Holdings Count | Holding	165
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,882,919,867
Number of Portfolio Holdings...
165
Current seven-day yields as of September 30, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
   7-Day SEC Yield...
3.79%
   7-Day Yield...
3.79%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Net Assets
Commercial Paper...
38.4%
Repurchase Agreements...
33.8
Certificates of Deposit...
13.6
Time Deposits...
9.1
U.S. Treasury Obligations...
1.1
Municipal Bonds...
0.4
Corporate Bonds...
0.1
Other Assets Less Liabilities...
3.5

C000213745
Shareholder Report [Line Items]
Fund Name	BlackRock Wealth Liquid Environmentally Aware Fund
Class Name	Premier Shares
Trading Symbol	BMMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 3,882,919,867
Holdings Count | Holding	165
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,882,919,867
Number of Portfolio Holdings...
165
Current seven-day yields as of September 30, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
   7-Day SEC Yield...
4.89%
   7-Day Yield...
4.89%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Net Assets
Commercial Paper...
38.4%
Repurchase Agreements...
33.8
Certificates of Deposit...
13.6
Time Deposits...
9.1
U.S. Treasury Obligations...
1.1
Municipal Bonds...
0.4
Corporate Bonds...
0.1
Other Assets Less Liabilities...
3.5

C000004026
Shareholder Report [Line Items]
Fund Name	BlackRock Wealth Liquid Environmentally Aware Fund
Class Name	Service Shares
Trading Symbol	PNPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 3,882,919,867
Holdings Count | Holding	165
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,882,919,867
Number of Portfolio Holdings...
165
Current seven-day yields as of September 30, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
   7-Day SEC Yield...
4.62%
   7-Day Yield...
4.62%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Net Assets
Commercial Paper...
38.4%
Repurchase Agreements...
33.8
Certificates of Deposit...
13.6
Time Deposits...
9.1
U.S. Treasury Obligations...
1.1
Municipal Bonds...
0.4
Corporate Bonds...
0.1
Other Assets Less Liabilities...
3.5